EXPENSES BY NATURE - Research and development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Employee costs	€ (18,365)	€ (15,676)	€ (15,734)
Amortization costs IFA	(677)	(55)	(45)
Impairment losses IFA	0	732	0
Depreciation PPE and right of use assets	1,805	1,772	1,546
Direct Operating Expenses	(11,206)	(9,667)	(9,599)
Other indirect research and development costs	(1,659)	(1,930)	(1,958)
Total research and development costs	€ (33,712)	€ (28,368)	€ (28,882)